Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings

NOTE 10 – BORROWINGS

Borrowings as of December 31, 2025 and December 31, 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Credit facilities	$1,124,761	$1,096,178
Financial liabilities	432,477	731,206
Finance lease liabilities	329,860	325,784
Senior unsecured bonds	300,000	—
Total borrowings	$2,187,098	$2,153,168
Less: Current portion of long-term borrowings, net	(277,365)	(266,222)
Less: Deferred finance costs, net	(27,512)	(24,231)
Long-term borrowings, net	$1,882,221	$1,862,715

As of December 31, 2025, the total borrowings, net of deferred finance costs were $2,159,586.

Senior Unsecured Bonds

During the fourth quarter of 2025, Navios Partners successfully placed $300,000 of senior unsecured bonds in the Nordic bond market due November 2030 and an application will be made for the bonds to be listed on the Oslo Stock Exchange (the “2030 Senior Unsecured Bonds” or “2030 Bonds”). Net proceeds were used for general corporate purposes and for the repayment of certain secured debt facilities relating to 41 vessels. The 2030 Bonds bear interest at a fixed-rate coupon of 7.75% per annum, payable semi-annually in arrears in May and November of each year. The 2030 Bonds are callable at the Company’s option, in whole or in part, at any time on or after May 2028 at 103.875% of the nominal amount, with the call price decreasing every six months until it reaches par in May 2030. The 2030 Bonds rank ahead of the Company’s subordinated capital and rank pari passu with all other senior unsecured obligations of the Company other than obligations which are mandatorily preferred by law. As of December 31, 2025, the outstanding balance was $300,000.

Credit Facilities

NATIONAL BANK OF GREECE S.A: On December 18, 2025, Navios Partners entered into a credit facility with National Bank of Greece S.A. (“NBG”) for a total amount of up to $75,000 in order to refinance the existing indebtedness of four of its vessels. On December 18, 2025, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $75,000. The credit facility matures in the fourth quarter of 2032 and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) (with an option to switch to Compounded Secured Overnight Financing Rate (“Compounded SOFR”)) plus 145 bps per annum.

On June 25, 2025, Navios Partners entered into a reducing revolving credit facility with NBG for a total amount of up to $100,000 in order to refinance the existing indebtedness of 13 of its vessels and for working capital purposes. In June 2025, the amount of $40,000 was drawn and subsequently prepaid in the third quarter of 2025. In September 2025, a 2005-built Panamax of 77,075 dwt was released from the facility, in relation to its sale. In September 2025, the amount of $65,000 was drawn and subsequently prepaid in the fourth quarter of 2025. During the same quarter, Navios Partners amended the credit facility to refinance the existing indebtedness of two vessels and to release three vessels in relation to their sale, resulting in a reduction of the total commitment. As of December 31, 2025, the total amount of $87,744 remained undrawn and available under the terms of the reducing revolving credit facility. The facility matures in the second quarter of 2030 and bears interest at Term SOFR plus 170 bps per annum.

On September 19, 2024, Navios Partners entered into a credit facility with NBG for a total amount of up to $130,000 (divided into two tranches) in order to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel (tranche B). In September 2024, the amount of $81,218 in relation to tranche A was drawn. In June 2025, in relation to the delivery of the 2025-built Aframax/ LR2 of 115,812 dwt, the amount of $45,000 was drawn (tranche B). In October 2025, in relation to the sale of a 2010-built VLCC of 296,988 dwt, the amount of $15,365 was prepaid. As of December 31, 2025, the total outstanding balance was $93,389. The credit facility matures five years after each drawdown date and bears interest at Term SOFR (with an option to switch to Compounded SOFR) plus 175 bps per annum and 150 bps per annum for tranche A and tranche B, respectively.

On June 20, 2023, Navios Partners entered into a credit facility with NBG for a total amount of up to $77,822 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. In June 2023, the full amount was drawn. During the year ended December 31, 2024, following the sale of a 2009-built MR2 Product Tanker vessel of 50,542 dwt, the amount of $7,137 was prepaid. Following the successful placement of the 2030 Bonds, the outstanding balance of $49,501 was fully prepaid in the fourth quarter of 2025.

NORDEA BANK ABP: On October 6, 2025, Navios Partners entered into a credit facility with Nordea Bank ABP (“Nordea”) for a total amount of up to $68,000 for working capital purposes and to refinance the existing indebtedness of four of its vessels (divided into four tranches). On October 8, 2025, the amount of $41,000 in relation to the first two tranches was drawn. As of December 31, 2025, the total outstanding balance was $41,000 and the second two tranches remained undrawn. The credit facility matures five years after each drawdown date and bears interest at Compounded SOFR plus 150 bps per annum.

On January 3, 2024, Navios Partners entered into a credit facility with Nordea for a total amount of up to $40,000 in order to refinance three tankers. In March 2024, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $31,309. The credit facility matures in the first quarter of 2029 and bears interest at Compounded SOFR plus 195 bps per annum.

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK: On September 24, 2025, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”) for a total amount of up to $82,905 in order to refinance the existing indebtedness of two of its vessels. In September 2025, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $81,265. The facility matures in the third quarter of 2032 and bears interest at Term SOFR plus 150 bps per annum.

On June 17, 2025, Navios Partners entered into a credit facility with CACIB for a total amount of up to $62,500 in order to refinance the existing indebtedness of six of its vessels. In June 2025, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $56,250. The facility matures in the second quarter of 2030 and bears interest at Term SOFR plus 175 bps per annum.

On June 28, 2023, Navios Partners entered into a credit facility with CACIB for a total amount of up to $62,400 in order to refinance the existing indebtedness of seven of its dry bulk vessels. In June 2023, the full amount was drawn. During the year ended December 31, 2024, the amount of $3,818 was prepaid in relation to the sale of a 2006-built Kamsarmax vessel of 82,790 dwt. During the second quarter of 2025, Navios Partners prepaid the amount of $17,650 relating to three dry bulk vessels that were released from the facility. During the same quarter, the outstanding balance of $22,113 was fully prepaid and refinanced.

SKANDINAVISKA ENSKILDA BANKEN AB: On September 9, 2025, Navios Partners entered into a credit facility with Skandinaviska Enskilda Banken AB (“SEB”) for a total amount of up to $74,200 in order to finance part of the acquisition cost of a 7,900 TEU newbuilding containership, currently under construction. During the fourth quarter of 2025, the amount of $10,600 was drawn. As of December 31, 2025, the total outstanding balance was $10,600 and $63,600 remains to be drawn. The facility matures seven years after the delivery date of the vessel and bears interest at Compounded SOFR plus 150 bps per annum.

On April 19, 2023, Navios Partners entered into a credit facility with SEB for a total amount of up to $65,000 in order to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes. In April 2023, the full amount was drawn. Following the successful placement of the 2030 Bonds, the outstanding balance of $45,500 was fully prepaid in the fourth quarter of 2025.

On June 29, 2022, Navios Partners entered into a credit facility with SEB for a total amount of up to $55,000 in order to refinance the existing indebtedness of four of its vessels and for general corporate purposes. On June 30, 2022, the full amount was drawn. Following the successful placement of the 2030 Bonds, the outstanding balance of $29,520 was fully prepaid in the fourth quarter of 2025.

BNP PARIBAS: On June 19, 2025, Navios Partners entered into a credit facility with BNP Paribas for a total amount of up to $227,070 in order to refinance the existing indebtedness of six of its vessels (tranche A) and finance part of the acquisition cost of three vessels, which are currently under construction, one 7,900 TEU newbuilding containership (tranche B) and two Aframax/LR2 newbuilding tanker vessels of 115,000 dwt (tranches C and D). In June 2025, the amount of $62,500 in relation to tranche A was drawn. During the fourth quarter of 2025, Navios Partners amended the existing credit facility and decreased the total amount to up to $222,270 to release the two Aframax/LR2 newbuilding vessels from the facility and to refinance the existing indebtedness of two vessels (tranches C and D). During the same quarter, the amount of $96,170 in relation to tranches B, C and D was drawn. As of December 31, 2025, the total outstanding balance was $152,420 and $63,600 in relation to tranche B remains to be drawn. The credit facility bears interest at Compounded SOFR plus 175 bps per annum for tranche A, which matures in the second quarter of 2030 and Compounded SOFR plus 150 bps per annum for drawn amounts of tranche B, which matures seven years after the delivery date of the vessel, tranche C, which matures in the fourth quarter of 2031 and tranche D, which matures in the second quarter of 2032.

On June 21, 2023, Navios Partners entered into a credit facility with BNP Paribas, CACIB and First-Citizens Bank & Trust Company for a total amount of up to $107,600 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. In June 2023, the full amount was drawn. In October 2024, following the sale of one 2005-built Panamax vessel of 76,596 dwt, the amount of $3,108 was prepaid. In November 2024, Navios Partners prepaid the amount of $7,679 relating to one dry bulk vessel that was released from the facility. In June 2025, the outstanding balance of $49,893 was fully prepaid and refinanced.

On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas for a total amount of up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. In June 2023, the full amount was drawn. In April 2024, Navios Partners prepaid the amount of $3,990 relating to one containership that was released from the facility. In June 2025, the outstanding balance of $20,577 was fully prepaid and refinanced.

KFW IPEX-BANK GMBH: On March 18, 2025, Navios Partners entered into an export credit agency-backed facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount of up to $151,502 (including insurance premium) in order to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships, currently under construction. During the year ended December 31, 2025, the Company has drawn a total amount of $45,502. As of December 31, 2025, the total outstanding balance was $45,502 and $106,000 remains to be drawn. The credit facility matures 12 years after the delivery date of each vessel and bears interest at Compounded SOFR plus 124 bps per annum.

On April 25, 2023, Navios Partners entered into an export agency-backed facility with KFW for a total amount of up to $165,638 in order to finance the acquisition cost of two 7,700 TEU newbuilding containerships. During the year ended December 31, 2024, the Company drew a total amount of $119,434 and the remaining amount of $46,204 was drawn during the year ended December 31, 2025, in relation to the deliveries of the two 7,700 TEU newbuilding containerships. As of December 31, 2025, the total outstanding balance was $158,757. The credit facility matures in the first quarter of 2037 and bears interest at Compounded SOFR plus 150 bps per annum.

On September 30, 2022, Navios Partners entered into a credit facility with KFW for a total amount of up to $86,240 in order to finance part of the acquisition cost of two newbuilding containerships. Following the delivery of the two 5,300 TEU newbuilding containerships in November 2023 and January 2024, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $76,134. The credit facility matures in the fourth quarter of 2030 and the first quarter of 2031 and bears interest at Compounded SOFR plus 200 bps per annum.

HAMBURG COMMERCIAL BANK AG: On December 17, 2024, Navios Partners entered into a credit facility with Hamburg Commercial Bank AG (“HCOB”) for a total amount of up to $90,000 in order to refinance the existing indebtedness of seven of its vessels. In December 2024, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $74,800. The facility matures in the fourth quarter of 2028 and bears interest at Compounded SOFR plus 180 bps per annum.

HELLENIC BANK PUBLIC COMPANY LIMITED: On December 4, 2024, Navios Partners entered into a credit facility with Hellenic Bank Public Company Limited (“Hellenic Bank”) for a total amount of up to $30,000 in order to refinance the existing indebtedness of four of its vessels. In December 2024, the full amount was drawn. During the year ended December 31, 2025, in relation to the sales of a 2006-built Panamax of 76,596 dwt and a 2009-built transhipper vessel of 57,573 dwt, the aggregate amount of $11,150 was prepaid. As of December 31, 2025, the total outstanding balance was $15,200. The facility matures in the fourth quarter of 2029 and bears interest at Term SOFR plus 175 bps per annum.

On May 9, 2022, Navios Partners entered into a credit facility with Hellenic Bank for a total amount of up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. In January 2023, following the sale of a 2005-built MR2 Product Tanker vessel of 47,999 dwt, the amount of $3,700 was prepaid. During the year ended December 31, 2025, in relation to the sale of a 2007-built 2,741 TEU containership, the amount of $1,350 was prepaid. Following the successful placement of the 2030 Bonds, the aggregate amount of $7,820 was fully prepaid in the fourth quarter of 2025.

EUROBANK S.A: On September 27, 2024, Navios Partners entered into a credit facility with Eurobank S.A for a total amount of up to $48,000 (divided into two advances) in order to refinance the existing indebtedness of three of its vessels (advance A) and to finance part of the acquisition cost of one Ultra-Handymax vessel (advance B). During the year ended December 31, 2024, the full amount was drawn. During the year ended December 31, 2025, in relation to the sale of a 2007-built MR2 Product Tanker vessel of 50,922 dwt, the amount of $6,850 was prepaid. As of December 31, 2025, the total outstanding balance was $34,830. The credit facility matures in the third quarter of 2028 in relation to advance A and the fourth quarter of 2030 in relation to advance B and bears interest at Term SOFR plus 70 bps per annum for any part of the loan secured by cash collateral and 175 bps per annum for the remaining drawn amount.

On May 2, 2023, Navios Partners entered into a credit facility with Eurobank S.A for a total amount of up to $30,000 to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. In May 2023, the full amount was drawn. During the year ended December 31, 2024, in relation to the sale of a 2009-built MR2 Product Tanker vessel of 50,470 dwt, the amount of $7,300 was prepaid. During the year ended December 31, 2025, in relation to the sale of a 2007-built MR2 Product Tanker vessel of 50,922 dwt, the amount of $4,750 was prepaid. As of December 31, 2025, the total outstanding balance was $10,225. The facility matures in the second quarter of 2028 and bears interest at Term SOFR plus 100 bps per annum for any part of the loan (up to 70%) secured by cash collateral and 225 bps per annum for the remaining amount.

ABN AMRO BANK N.V: On June 26, 2024, Navios Partners entered into a reducing revolving credit facility with ABN Amro Bank N.V (“ABN”) for a total amount of up to $95,000 (divided into two tranches) in order to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels. Following the deliveries of the four vessels, during the year ended December 31, 2024, the full amount was drawn. During the year ended December 31, 2025, the amount of $82,125 was prepaid. As of December 31, 2025, the total amount of $79,250 remained undrawn and available under the terms of the reducing revolving credit facility. The credit facility matures five years after the first drawdown date of each tranche and bears interest at Compounded SOFR (with an option to switch to Term SOFR) plus 175 bps per annum.

On March 28, 2022, Navios Partners entered into a credit facility with ABN for a total amount of up to $55,000 in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes. In March 2022, the full amount was drawn. Following the successful placement of the 2030 Bonds, the outstanding balance of $31,200 was fully prepaid in the fourth quarter 2025.

DNB (UK) LIMITED AND THE EXPORT-IMPORT BANK OF CHINA: On February 16, 2023, Navios Partners entered into a credit facility with DNB (UK) Limited and The Export-Import Bank of China for a total amount of up to $161,600 in order to finance part of the contract price of four newbuilding containerships. Following the deliveries of the four 5,300 TEU newbuilding containerships, during the year ended December 31, 2024, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $140,380. The credit facility matures ten years after the delivery date of each vessel and bears interest at Compounded SOFR plus 170 bps per annum.

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21, 2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company for a total amount of up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On January 9, 2023, the full amount was drawn. As of December 31, 2025, the total outstanding balance was $27,700. The facility matures in the first quarter of 2028 and bears interest at Term SOFR plus 195 bps per annum.

Financial Liabilities

In November 2024, Navios Partners entered into a sale and leaseback agreement of $16,000 with an unrelated third party for the Navios Lumen, a 2009-built Capesize of 180,493 dwt. The bareboat charter-in has a duration of four years and provides for purchase options with fixed de-escalating purchase prices starting on the end of the second year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In December 2024, the full amount was drawn. The sale and leaseback agreement matures in the fourth quarter of 2028 and bears interest at Term SOFR plus 241 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $12,804.

In February 2024, Navios Partners entered into a sale and leaseback agreement of $16,800 with an unrelated third party for the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In February 2024, Navios Partners declared its option to purchase the vessel at the end of the sixth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In March 2024, the full amount was drawn. The sale and leaseback agreement matures in the first quarter of 2030 and bears interest at Term SOFR plus 225 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $13,806.

In January 2024, Navios Partners entered into a sale and leaseback agreement for a total amount of up to $45,260 with an unrelated third party, in order to finance the acquisition of one 115,000 dwt Aframax/LR2 newbuilding tanker vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessel from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as a financial liability. In April 2025, the full amount was drawn in relation to the delivery of the 2025-built Aframax/LR2 tanker vessel of 115,762 dwt. In October 2025, the outstanding balance under the sale and leaseback agreement of $43,760 was fully prepaid and refinanced.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2024, the Company drew a total amount of $131,750 in relation to the deliveries of three vessels, and the remaining amount of $43,850 was drawn during the year ended December 31, 2025, in relation to the delivery of the 2025-built Aframax/LR2 tanker vessel of 115,807 dwt. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. During the fourth quarter of 2025, following the prepayment of their outstanding balance of $82,480, the two Aframax/LR2 tanker vessels were released from the sale and leaseback agreements. The sale and leaseback agreements mature ten years after the delivery date of each vessel and bear interest at Term SOFR plus 200 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreements was $82,680.

In October 2023, the Company entered into a sale and leaseback agreement of $22,800 with an unrelated third party in order to finance the acquisition of the Navios Horizon I. The bareboat charter-in has a duration of 12 years and provides for purchase options with fixed de-escalating prices starting on the end of the fourth year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as financial liability. In November 2023, the full amount was drawn. The sale and leaseback agreement matures in the fourth quarter of 2035 and bears interest at Term SOFR plus 220 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $19,044.

In May 2023, Navios Partners entered into sale and leaseback agreements of $178,000 with unrelated third parties in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2024, following the deliveries of the four vessels, the full amount was drawn. Navios Partners has a purchase option to acquire the vessels at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of each asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. In September 2025, Navios Partners amended its existing sale and leaseback agreements. Following this amendment, Navios Partners exercised the early purchase option for the two Aframax/LR2 tanker vessels and prepaid the amount of $81,315. Under this amendment, Navios Partners also entered into sale and leaseback agreements of $89,000 in order to finance part of the acquisition cost of two additional Aframax/LR2 newbuilding tanker vessels, currently under construction. In November 2025, the amount of $6,455 was drawn. The sale and leaseback agreements mature ten years after each vessel’s delivery date and bear interest at Term SOFR plus 210 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreements was $82,105 and $82,545 remains to be drawn.

In February 2023, the Company entered into a sale and leaseback agreement of $32,000 with an unrelated third party in order to finance the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt. The bareboat charter-in has a duration of ten years and provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In March 2023, the full amount was drawn. The sale and leaseback agreement matures in the first quarter of 2033 and following the amendment dated June 29, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $23,146.

On November 15, 2022, the Company entered into a sale and leaseback agreement of $24,000 with an unrelated third party for the Navios Alegria, a 2016-built Kamsarmax vessel of 84,852 dwt. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In December 2022, the full amount was drawn. The sale and leaseback agreement matures in the fourth quarter of 2032 and following the amendment dated August 13, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $16,716.

In October 2022, Navios Partners completed sale and leaseback agreements of $100,000 with unrelated third parties to refinance the existing sale and leaseback agreements of 12 containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. In May 2024, in relation to the sale of one 2007-built 3,450 TEU containership, the amount of $4,411 was prepaid. The sale and leaseback agreements bore interest at Term SOFR plus 210 bps per annum and were to mature in the first quarter of 2026. Pursuant to an amendment dated March 19, 2025, the agreements were to mature in the first quarter of 2029 and bore interest at Term SOFR plus 175 bps per annum for the three year extension period. Following the successful placement of the 2030 Bonds, the aggregate amount of $40,424 was fully prepaid in the fourth quarter of 2025.

Pursuant to a novation agreement dated January 28, 2022, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,010 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Meridian. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In January 2022, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In February 2023, Navios Partners took delivery of the Navios Meridian and recognized an amount of $27,440 as financial liability in accordance with ASC 842-40. The sale and leaseback agreement matures in the first quarter of 2033 and following the amendment dated August 4, 2023 bears interest at Term SOFR plus 191 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $22,104.

Pursuant to a novation agreement dated December 20, 2021, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,003 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Primavera. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). In July 2022, Navios Partners took delivery of the Navios Primavera, and entered into sale and leaseback agreement with an unrelated third party for $25,264. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreement matures in the third quarter of 2032. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $20,554.

On August 16, 2021, the Company entered into a sale and leaseback agreement of $15,000 with an unrelated third party for the Navios Pollux, a 2009-built Capesize vessel of 180,727 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In August 2021, the full amount was drawn. The agreement matures in the third quarter of 2027. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $7,911.

In June 2021, the Company entered into a sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009- built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In June 2021, the full amount was drawn. The agreement matures in the second quarter of 2027. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $7,616.

In June 2021, the Company entered into a sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In June 2021, the full amount was drawn. The agreement matures in the second quarter of 2030. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $12,298.

On July 2, 2019, the Company entered into a sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 178,929 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In July 2019, the full amount was drawn. The agreement matures in the third quarter of 2030. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $13,686.

On April 5, 2019, the Company entered into a sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In April 2019, the full amount was drawn. The agreement matures in the second quarter of 2029. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $11,491.

Upon completion of the merger with Navios Maritime Containers L.P. (“Navios Containers”), Navios Partners assumed the following financial liability:

On March 11, 2020, Navios Containers completed sale and leaseback agreements of $119,060 with unrelated third parties to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Containers drew the entire amount on March 13, 2020, net of discount of $1,191. In September 2022, following the sale of two 2006-built container vessels of 8,204 TEU each, the amount of $24,642 was prepaid. Following the prepayment, the sale and leaseback agreements were to mature in March 2027 for the two 10,000 TEU containerships. In August 2023, the Company amended the sale and leaseback agreements to bear interest at Term SOFR plus 225 bps per annum. During the fourth quarter of 2025, the outstanding balance under the sale and leaseback agreements of $37,563 was fully prepaid and refinanced.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following financial liability:

On March 31, 2018, Navios Acquisition entered into sale and leaseback agreements of $71,500 with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40, Navios Acquisition did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and leaseback transaction as a financial liability. In April 2018, Navios Acquisition drew $71,500 under this agreement. In October 2025, following the prepayment of their outstanding balance of $18,776, three vessels were released from the sale and leaseback agreements. The sale and leaseback agreements mature in April 2029 and bear interest at Term SOFR plus 190 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $6,547.

Following the acquisition of 36-vessel dry bulk fleet from Navios Maritime Holdings Inc. (“Navios Holdings”), Navios Partners assumed the following financial liabilities:

In July 2022, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $22,000 in order to finance a Panamax vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the third quarter of 2032. Pursuant to the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus 166 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $15,350.

In February 2022, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $12,000 in order to finance a Panamax vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. In February 2025, in relation to the sale of the Panamax vessel, the outstanding balance under the sale and leaseback agreement of $6,165 was fully prepaid.

In December 2021, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2029. Following the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus margin of 211 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $8,714. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the sale and leaseback agreement was fully prepaid.

In December 2021, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2029. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $11,908.

In December 2021, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $20,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2027. Pursuant to the amendment dated June 19, 2023, the agreement and bears interest at Term SOFR plus 311 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $8,771. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the sale and leaseback agreement was fully prepaid.

In February 2020, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $35,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2032 and following the amendment dated June 28, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $18,351. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the sale and leaseback agreement was fully prepaid.

In November 2019, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $33,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2032. Pursuant to the amendment dated June 28, 2023 the agreement bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2025, the outstanding balance under the sale and leaseback agreement was $16,875. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the sale and leaseback agreement was fully prepaid.

Finance Lease Liabilities

On September 25, 2025, Navios Partners took delivery of the Nave Ohana, a 2025-built MR2 Product Tanker vessel of 49,994 dwt, under a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2025, the outstanding balance was $32,039 and is repayable in ten years.

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.4%. As of December 31, 2025, the outstanding balance was $54,290 and is repayable in 13 years.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.5%. As of December 31, 2025, the outstanding balance was $41,284 and is repayable in 13 years.

On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6.5%. As of December 31, 2025, the outstanding balance was $37,228 and is repayable in 13 years.

On November 17, 2022, Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2025, the outstanding balance was $35,770 and is repayable in 12 years.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value discounted by the Company’s incremental borrowing rate of approximately 7% of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period. As of December 31, 2025, the outstanding balance was $35,498 and is repayable in 12 years.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In December 2021, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $42,781, based on the net present value of the remaining charter-in payments including the purchase obligation to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2025, the outstanding balance was $34,608 and is repayable in seven years.

Following the acquisition of 36-vessel dry bulk fleet from Navios Holdings, Navios Partners, upon reassessing the classification of the following leases in accordance with the criteria in ASC 842 Leases, recognized the following finance lease liabilities:

On July 29, 2022, Navios Partners took delivery of the Navios Magellan II, a 2020-built Kamsarmax vessel of 82,037 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $19,385 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was increased by $927. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). As of December 31, 2025, the outstanding balance was $16,447. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the finance lease liability as of that date was fully prepaid.

On July 29, 2022, Navios Partners took delivery of the Navios Galaxy II, a 2020-built Kamsarmax vessel of 81,789 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,702 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the fourth quarter of 2025, the Company declared its option to acquire the vessel and prepaid in full the outstanding balance of the finance lease liability as of that date (see Note 6 – Vessels, net).

On July 29, 2022, Navios Partners took delivery of the Navios Uranus, a 2019-built Kamsarmax vessel of 81,821 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,607, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2025, the outstanding balance was $13,172 and is repayable in four years. During the first quarter of 2026, the Company declared its option to acquire the vessel and prepaid in full the outstanding balance of the finance lease liability as of that date.

On July 29, 2022, Navios Partners took delivery of the Navios Felicity I, a 2020-built Kamsarmax vessel of 81,962 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,473, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was increased by $1,477. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). As of December 31, 2025, the outstanding balance was $15,520. During the first quarter of 2026, following the acquisition of the vessel, the outstanding balance of the finance lease liability as of that date was fully prepaid.

On July 29, 2022, Navios Partners took delivery of the Navios Herakles I, a 2019-built Kamsarmax vessel of 82,036 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,791 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2025, the outstanding balance was $14,004 and is repayable in four years.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

For the years ended December 31, 2025, 2024 and 2023, payments related to the finance lease liabilities amounted to $17,307, $25,672 and $26,172, respectively, and are presented under the caption “Repayment of long-term debt, finance lease and financial liabilities” in the Consolidated Statements of Cash Flows.

Covenants and Other Terms of Credit Facilities, Bonds and Financial Liabilities

The credit facilities, certain financial liabilities and 2030 Senior Unsecured Bonds contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Angeliki Frangou’s or her affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels and the payables under the Master Management Agreement (as defined herein).

The Company’s credit facilities, bonds and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 143%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities, bonds and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities, bonds and financial liabilities) ranging from less than 0.75 to 0.80; (v) maintain a minimum net worth of $135,000; and (vi) maintain a debt service cover ratio (as defined in the Company’s credit facility) of at least 1.00:1.00.

It is an event of default under the credit facilities, bonds and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the financing agreements.

As of December 31, 2025, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities, bonds and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings were 6.2%, 6.9% and 7.2% for the years ended December 31, 2025, 2024 and 2023, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2025, based on the repayment schedules of the respective credit facilities, bonds, financial liabilities and finance lease liabilities (as described above).

Period	Amount
2026	$282,190
2027	207,420
2028	253,576
2029	227,171
2030	489,276
2031 and thereafter	727,465
Total	$2,187,098